Right-of-use asset and lease liability (Details)	1 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CHF (SFr)
Right-of-Use Asset and Lease Liability [Abstract]
Rent payble under term lease	$ 66,258	SFr 53,280
Fixed term	5 years	5 years
Discount rate	9.00%	9.00%